Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Summary of assumptions used in the Black-Scholes pricing model valuation of options

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Risk-free interest rate	3.05 –3.44%	3.35%	3.68%	3.68%	0.95 – 1.16%
Expected life (years)	5.0 – 10.0	10.0	5.0	5.0	5.5 – 6.5
Expected volatility	39.00 – 48.22%	38.05%	47.32%	47.32%	53.00 – 53.14%
Expected dividend yield	0%	0%	0%	0%	0%
Weighted average grant date fair value	$3.16	$4.27	$8.99	$8.99	$14.44

Summary of stock option activity

The following table summarizes stock option activity and the weighted average exercise price for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2009	1,965,866	$1.50
Granted	231,000	5.56
Exercised	(70,000)	0.50
Cancelled	(46,200)	7.43

Options outstanding at December 31, 2009	2,080,666	1.83
Granted	658,000	7.86
Exercised	(615,328)	0.09
Cancelled	(84,000)	4.02

Options outstanding at December 31, 2010	2,039,338	5.25
Granted	224,000	20.07
Exercised	(164,038)	0.29
Cancelled	—	—

Options outstanding at December 31, 2011	2,099,300	6.18
Granted	239,800	28.03
Exercised	(336,459)	1.60
Cancelled	(500)	30.58

Options outstanding at September 30, 2012 (unaudited)	2,002,141	9.56

Exercisable at September 30, 2012 (unaudited)	1,014,774	$4.81

Summarizes information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding, Vested and Expected to Vest			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.07 to $0.71	396,200	2.10	$0.55	396,200	$0.55
$1.79 to $3.37	343,000	4.51	2.49	336,000	2.47
$3.67 to $4.27	170,100	5.34	3.75	135,100	3.76
$4.54 to $5.00	147,000	6.29	4.76	88,200	4.76
$5.56	161,000	7.35	5.56	64,400	5.56
$7.86	658,000	8.98	7.86	131,600	7.86
$20.07	224,000	9.48	20.07	—	—

Summary of assumptions used to estimate the fair value of the ESPP

The following table presents the assumptions used to estimate the fair value of the ESPP during the nine months ended September 30, 2012:

Nine months ended September 30, 2012
(unaudited)
Risk-free interest rate	0.16%
Expected life (months)	8.5
Expected volatility	53.00%
Expected dividend yield	0%